Discontinued Operations (Details)	12 Months Ended
Aug. 31, 2021 USD ($)
Gain on asset disposal
Book Value Of Assets Sold	$ 0
Cash consideration	273,373
Shares receivable	781,067
Shares Received	468,264
Promissory note	0
Gain on asset disposal	$ 1,522,704